Federated Hermes Enhanced Income ETF N-1A Cover	Aug. 22, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Federated Hermes ETF Trust
Entity Central Index Key	0001849998
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 22, 2025
Prospectus Date	Aug. 22, 2025